Income taxes - Summary of Income Tax Holiday (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Tax holiday effect	¥ 1,235	¥ 3,513	¥ 1,074
Basic and diluted net loss per share effect	¥ 0.02	¥ 0.05	¥ 0.02